GENERAL - Schedule of Results of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues		$ 750	$ 1,729
Cost of sales		(787)	(909)
Operating expenses		(208)	(310)
Operating income (loss)		(245)	510
Finance income (expenses), net			5
Net income (loss)		(245)	515
Loss from sale of subsidiary	(115)	(159)
Net income (loss) from discontinued operations	$ (115)	$ (404)	$ 515